Loans	6 Months Ended
Sep. 30, 2020
Loans
4. Loans
The table below presents loans outstanding by domicile and industry of borrower at March 31, 2020 and September 30, 2020:

	March 31, 2020	September 30, 2020
	(in millions of yen)
Domestic:
Manufacturing	9,731,028	11,700,375
Construction and real estate	9,603,433	10,172,843
Services	5,992,511	6,294,310
Wholesale and retail	5,219,727	5,415,605
Transportation and communications	3,832,884	3,978,708
Banks and other financial institutions	4,634,442	4,719,863
Government and public institutions	2,198,805	2,639,956
Other industries (Note)	5,389,347	5,517,220
Individuals:
Mortgage loans	8,567,099	8,357,042
Other	861,235	798,475

Total domestic	56,030,511	59,594,397

Foreign:
Commercial and industrial	20,818,709	20,190,048
Banks and other financial institutions	10,475,277	10,502,326
Government and public institutions	317,284	308,171
Other	35,388	37,572

Total foreign	31,646,658	31,038,117

Total	87,677,169	90,632,514
Less: Unearned income and deferred loan fees—net	149,081	156,767

Total loans before allowance for credit losses on loans	87,528,088	90,475,747

Note: Other industries of domestic includes trade receivables and lease receivables of consolidated VIEs.

Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.
Net losses on sales of loans were ¥179 million and ¥1,178 million, including unrealized losses related to recording loans held for sale at the lower of cost or fair value for the six months ended September 30, 2019 and 2020, respectively. The gains and losses on sales of loans are recorded in Other noninterest income and expenses, respectively.
Credit quality information
In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings for the corporate portfolio segment and pool allocations for the retail portfolio segment as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of losses expected on individual loans by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small loans that are less than a specified amount by pooling customers and loans with similar risk characteristics, and the risk is assessed mainly based on past due status and managed according to such pools. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined policies and procedures. See Note 3 “Investments” for the credit losses related to held-to-maturity
and
available-for-sale
debt securities.

The Group does not record expected credit
losses
for accrued interest receivables because uncollectible accrued interest is reversed
through interest income in a timely manner in line with the Group’s nonaccrual and past due policies for loans. The amount of accrued interest
receivables at September
30, 2020 was ¥82,321 million and included in
Acc
rued income.
The table below presents credit quality information of
loans
based on the
MHFG
Group’s internal rating system at March 31, 2020 and September 30, 2020:

Obligor category (1)(2)	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.
	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.
	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.
	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future economic environmental changes is low.
Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or their somewhat weak or unstable business conditions.
E2
Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure to make principal or interest payments, or problems with their financial position as a result of their weak or unstable business conditions.

Intensive control	F
Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).

Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.
Bankrupt	H	Obligors that have become legally or formally bankrupt.

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)	The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans.
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2020 and September 30, 2020:

	September 30, 2020								March 31, 2020
	Term loans by origination year						Revolving Loans	Total	Total
	2020	2019	2018	2017	2016	Prior to 2016
	(in millions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	9,754,935	7,343,964	7,517,546	2,710,108	2,498,507	2,978,989	8,279,869	41,083,918	37,979,353
Watch obligors excluding special attention obligors	424,745	92,446	82,206	56,363	33,737	33,847	196,544	919,888	840,289
Nonaccrual loans	142,730	55,771	41,249	20,295	11,956	29,551	136,213	437,765	343,439
Small and medium-sized companies:
Normal obligors	381,487	543,822	456,363	260,146	232,638	485,430	502,124	2,862,010	2,941,599
Watch obligors excluding special attention obligors	46,537	32,174	37,116	13,321	15,523	28,933	30,521	204,125	189,075
Nonaccrual loans	58,754	15,624	4,294	5,900	2,636	9,849	28,118	125,175	119,759
Retail:
Housing Loan:
Normal obligors	437,780	668,358	627,669	634,528	783,929	4,879,204	—	8,031,468	8,215,781
Watch obligors excluding special attention obligors	560	1,178	1,827	1,579	2,217	43,397	—	50,758	57,478
Nonaccrual loans	18,941	6,528	1,525	1,432	1,778	38,456	—	68,660	57,696
Others:
Normal obligors	327,506	209,899	152,679	106,359	102,735	361,209	523,640	1,784,027	1,783,779
Watch obligors excluding special attention obligors	36,270	17,587	11,754	6,911	4,534	6,846	12,185	96,087	81,463
Nonaccrual loans	26,633	6,905	1,945	1,000	965	9,532	11,567	58,547	59,782
Sovereign
Normal obligors	1,907,424	264,528	126,868	87,021	92,664	485,721	13,700	2,977,926	2,559,420
Watch obligors excluding special attention obligors	2,859	6,914	2,951	1,134	257	34	—	14,149	10,939
Nonaccrual loans	—	—	—	—	—	—	—	—	—
Banks and other financial institutions
Normal obligors	15,637	155,415	261,601	26,841	85,303	74,009	187,102	805,908	790,659
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—	—
Nonaccrual loans	167	—	180	—	—	—	1,600	1,947	—

Total domestic	13,582,965	9,421,113	9,327,773	3,932,938	3,869,379	9,465,007	9,923,183	59,522,358	56,030,511

Foreign:
Corporate:
Normal obligors	10,181,936	5,813,342	3,419,918	1,298,791	804,580	1,624,422	4,630,806	27,773,795	28,555,991
Watch obligors excluding special attention obligors	172,225	43,785	47,998	37,862	15,899	35,532	84,646	437,947	336,470
Nonaccrual loans	41,085	25,405	12,954	5,422	8,448	21,241	43,592	158,147	135,522
Retail:
Normal obligors	3,613	9,806	6,008	2,956	1,517	2,527	102	26,529	30,862
Watch obligors excluding special attention obligors	174	1,110	647	361	109	11	—	2,412	858
Nonaccrual loans	26	506	287	103	44	1	—	967	6
Sovereign
Normal obligors	91,542	99,248	32,403	149,794	5,907	90,988	81,008	550,890	558,384
Watch obligors excluding special attention obligors	—	—	—	—	—	20,124	—	20,124	19,971
Nonaccrual loans	—	741	—	—	—	—	—	741	—
Banks and other financial institutions
Normal obligors	750,039	654,755	421,876	95,375	4,509	3,536	49,997	1,980,087	2,008,516
Watch obligors excluding special attention obligors	912	152	686	—	—	—	—	1,750	78
Nonaccrual loans	—	—	—	—	—	—	—	—	—

Total foreign	11,241,552	6,648,850	3,942,777	1,590,664	841,013	1,798,382	4,890,151	30,953,389	31,646,658

Total	24,824,517	16,069,963	13,270,550	5,523,602	4,710,392	11,263,389	14,813,334	90,475,747	87,677,169

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	There were no significant revolving line of credit arrangements that converted to term loans during the six months ended September 30, 2020.
Nonaccrual loans
Loans are considered nonaccrual when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. Factors considered by management in determining if a loan is nonaccrual include delinquency status and the ability of the debtor to make payment of the principal and interest when due. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans. Nonaccrual loans include loans past due for 90 days or more and restructured loans that meet the definition of a TDR in accordance with ASC 310. There are no loans that are ninety days past due and still accruing. The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as nonaccrual loans. The majority of nonaccrual loans have no contractual delinquency due to interest reductions and/or postponement of principal and interest.
In March 2020, the Coronavirus, Aid, Relief, and Economic Security Act (“the CARES Act”) was approved. The CARES Act and U.S. banking agencies have among other items, provided optional, temporary relief related to accounting for certain TDRs. The temporary TDR relief is available to banks for loan modifications related to obligors who were adversely impacted by
COVID-19.
As of September 30, 2020, the MHFG Group has elected not to apply the temporary TDR relief provided by the CARES Act and U.S. banking agencies. Additionally, the MHFG Group has elected not to apply any of the other provisions provided by the CARES Act.

With regard to nonaccrual loans, interest accruals and the amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as a reduction of the loan principal if the ultimate collectibility of the principal amount is in doubt, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Nonaccrual loans are restored to accrual status, when the MHFG Group determines that the borrower poses no concerns regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to loans restructured in a TDR, in general, such loans are restored to accrual status, when the borrower qualifies for an obligor rating of D or above.
The table below presents nonaccrual loans information at March 31, 2020 and September 30, 2020:

	Amortized cost
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans	Interest income recognized
	(in millions of yen)
March 31, 2020
Domestic:
Corporate:
Large companies	333,442	9,997	343,439	4,155
Small and medium-sized companies	102,786	16,973	119,759	1,724
Retail:
Housing Loan	28,263	29,433	57,696	937
Others	36,220	23,562	59,782	846

Total domestic	500,711	79,965	580,676	7,662

Foreign:
Total foreign	95,289	40,239	135,528	3,032

Total	596,000	120,204	716,204	10,694

September 30, 2020
Domestic:
Corporate:
Large companies	416,637	21,128	437,765	2,501
Small and medium-sized companies	105,556	19,619	125,175	777
Retail:
Housing Loan	40,358	28,302	68,660	535
Others	36,270	22,277	58,547	373
Banks and other financial institutions	1,947	—	1,947	3

Total domestic	600,768	91,326	692,094	4,189

Foreign:
Total foreign	110,295	49,560	159,855	958

Total	711,063	140,886	851,949	5,147

Notes:
(1)	Amounts represent the outstanding bal a nces of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.
The remaining balance of nonaccrual loans that have been partially charged off, was ¥20,378 million and ¥32,783 million as of March 31, 2020 and September 30, 2020 respectively.

Troubled debt restructurings
The MHFG Group considers a loan modification to be a TDR when, for economic or legal reasons related to the obligor’s financial difficulties, it grants a concession to the obligor that it would not otherwise consider. The Group considers the relevant obligor to be in financial difficulty generally when its obligor rating is E2 or below.The following table presents modified loans that were determined to be TDRs during the six months ended September 30, 2019 and 2020:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs
	(in millions of yen)
September 30, 2019

Domestic:
Corporate:
Large companies	689	3,806	152,373
Small and medium-sized companies	—	—	55,344
Retail:
Housing Loan	—	—	3,742
Others	—	—	7,468

Total domestic	689	3,806	218,927

Foreign:
Total foreign	470	4,922	38,646

Total	1,159	8,728	257,573

September 30, 2020

Domestic:
Corporate:
Large companies	—	—	264,952
Small and medium-sized companies	—	—	54,760
Retail:
Housing Loan	—	—	14,690
Others	—	—	9,130
Banks and other financial institutions	—	—	1,600

Total domestic	—	—	345,132

Foreign:
Total foreign	—	—	80,889

Total	—	—	426,021

Notes:
(1)	Amounts represent the b o ok values of loans immediately after the restructurings.
(2)	The majority of total foreign consist of corporate .

Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The following table presents payment defaults which occurred during the six months ended September 30, 2019 and 2020 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	September 30, 2019	September 30, 2020
	(in millions of yen)
Domestic:
Corporate:
Large companies	5,875	2,084
Small and medium-sized companies	2,444	3,861
Retail:
Housing Loan	686	505
Others	1,349	1,104

Total domestic	10,354	7,554

Foreign:
Total foreign	6,436	43,786

Total	16,790	51,340

Age analysis of past due loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2020 and September 30, 2020:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
March 31, 2020

Domestic:
Corporate:

Large companies	2,146	2,013	38,364	42,523	39,120,558	39,163,081
Small and medium-sized companies	2,347	894	9,187	12,428	3,238,005	3,250,433
Retail:
Housing Loan	15,703	10,078	26,690	52,471	8,278,484	8,330,955
Others	6,179	2,013	15,239	23,431	1,901,593	1,925,024
Sovereign	—	—	—	—	2,570,359	2,570,359
Banks and other financial institutions	—	—	—	—	790,659	790,659

Total domestic	26,375	14,998	89,480	130,853	55,899,658	56,030,511

Foreign:
Total foreign	1,214	181	28,722	30,117	31,616,541	31,646,658

Total	27,589	15,179	118,202	160,970	87,516,199	87,677,169

September 30, 2020

Domestic:
Corporate:
Large companies	311	269	38,868	39,448	42,402,123	42,441,571
Small and medium-sized companies	2,093	604	11,226	13,923	3,177,387	3,191,310
Retail:
Housing Loan	15,831	7,870	25,922	49,623	8,101,263	8,150,886
Others	4,720	1,436	14,152	20,308	1,918,353	1,938,661
Sovereign	—	—	—	—	2,992,075	2,992,075
Banks and other financial institutions	—	—	—	—	807,855	807,855

Total domestic	22,955	10,179	90,168	123,302	59,399,056	59,522,358

Foreign:
Total foreign	1,826	636	60,535	62,997	30,890,392	30,953,389

Total	24,781	10,815	150,703	186,299	90,289,448	90,475,747

Note: The majority of total foreign consist of

corporate
.
Loans held for sale
Loans that have been identified for sale are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value. The outstanding balance of loans held for sale was ¥60,084 million and ¥22,404 million at March 31, 2020 and September 30, 2020, respectively.